Companies and business acquired and divested	6 Months Ended
Jun. 30, 2018
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Companies and business acquired and divested

23 Companies and business acquired and divested

Acquisitions

Payvision

ING Bank obtained control over Payvision Holding B.V. (Payvision), a fast-growing, leading international omnichannel payments service provider, by acquiring 75% of its shares on 13 March 2018. This is in scope of IFRS 3 ‘Business combinations’.

The transaction will enable ING to strengthen its footprint in omnichannel payments services and expand its merchant services for its business customers, in particular in the fast-growing e-commerce segment. Total consideration paid of the 75% of shares was, including deferred and contingent consideration, EUR 260 million.

The share purchase agreement includes also an arrangement for possible acquisition of the remaining 25% shares of Payvision. This consists of a put option exercisable by the original shareholders as well as a call option exercisable by ING. In summary, the put is exercisable after 3 years with an exercise price of fair market value (FMV) unless the fair value of the total business is less than EUR 210 million, then the exercise price is EUR 1. The call option by ING has similar terms but is only exercisable after 5 years. In addition, there are some early redemption features at various prices at various times. The put option, exercisable by the non-controlling interest shareholders, is reported as financial liability with initial recognition through shareholders’ equity of EUR 87 million.

The following table summarises the acquisition date fair value of consideration transferred.

Consideration transferred

Payvision
Cash paid	213
Deferred consideration	25
Contingent consideration	22

Total purchase consideration	260

Contingent consideration is payable by ING to the original shareholders of Payvision in the amount ranging from EUR 0 up to EUR 25 million in 3 tranches upon achievement of 3 milestones. The milestones should be achieved within (1) 6 months after completion of the acquisition, (2) 6 months after achieving milestone 1 and (3) 3 months after achieving milestone 2 (with some additional grace periods of 4 months per milestone permitted). The amounts are payable in tranches of EUR 7 million, EUR 7 million and EUR 11 million respectively. The probability of achievement of the set milestones and the time value of money were taken into consideration in the measurement of the contingent consideration at fair value of EUR 22 million on the date of acquisition. Since the date of acquisition there were no changes in the assumptions used to develop the estimate of the fair value of the contingent consideration.

The incurred acquisition costs amounts to EUR 1 million and are included in the ‘other operating expenses’ in the Consolidated statement of profit or loss.

The assets and liabilities recognised as a result of the acquisition are as follows;

Assets and liabilities recognised as a result of the acquisition

Payvision
Cash and balances with central banks	116
Loans and advances to banks	32
Financial assets at fair value through Other Comprehensive Income	2
Property and equipment	3
Intangible assets	125
Other assets	17
Customer deposits	1
Current tax liability	2
Deferred tax liability	30
Other liabilities	166

Net identifiable assets	97

Less; non-controlling interest	24

Net identifiable assets acquired	72

The fair value of the identified intangible assets are determined using an income approach.

The deferred tax liability comprises the deferred tax resulting from the initial recognition of intangible assets in the business combination.

The other liabilities mainly includes merchant payables part of the normal course of business of Payvision.

The amount of the non-controlling interest is determined based on the proportionate share of the subsidiary’s identifiable net assets.

Goodwill recognised

Payvision
Total purchase consideration	260
Net identifiable assets acquired	72

Goodwill recognised	188

On 20 February 2018 ING acquired 90% of the shares of Makelaarsland B.V. for a total consideration of EUR 14 million. The acquisition of Makelaarsland B.V. led to a recognition of goodwill of EUR 14 million.

The total goodwill of EUR 202 million, from the acquisition of both Payvision and Makelaarsland recognised in the first half of 2018, comprises the fair value of expected synergies arising from the acquisitions.

Goodwill arising on these acquisitions is not expected to be deductible for tax purposes.

The acquired businesses contributed ‘revenues’ of EUR 12 million and net profit of EUR 0 million to the group for the period from 13 March 2018 to 30 June 2018.

If the acquisitions had occurred on 1 January 2018, consolidated ‘revenues’ and consolidated net profit for the half-year ended 30 June 2018 would have been EUR 22 million, and EUR 0 million respectively.

Divestments

There were no material divestments of consolidated companies, in the first six months of 2018 and 2017.